13FCONF NONPUBLIC

RECD S.E.C.
AUG 14 2003
1086

CONFIDENTIAL TREATMENT REQUESTED

8/16/04

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

RECEIVED
AUG 14 2003
OFFICE OF THE SECRETARY

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2003

Check here if Amendment [ ]; Amendment Number:________
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

CONFIDENTIAL TREATMENT EXPIRED AND DENIED

Institutional Investment Manager Filing this Report:

Name: **Chesapeake Partners Management Co., Inc.**
Address: **1829 Reisterstown Road**
Suite 420
Baltimore, Maryland 21208

03044277

Form 13F File Number: 28- **4120**

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

PROCESSED
AUG 23 2004
THOMSON FINANCIAL

Name: **Mark D. Lerner**
Title: **Vice President**
Phone: **(410) 602-0195**

Signature, Place, and Date of Signing:

/s/ Mark D. Lerner	Baltimore, Maryland	8/14/03
[Signature]	[City, State]	[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: **0**

Form 13F Information Table Entry Total: **23**

Form 13F Information Table Value Total: **$320,792** (thousands)

List of Other Included Managers:

Provide a numbered list of name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
CB Bancshares	Common	124785106	5,459	87,873	SH		SOLE		SOLE		
Cobalt Corp.	Common	19074W100	16,539	804,800	SH		SOLE		SOLE		
Quintiles Transnational	Common	748767100	1,278	90,064	SH		SOLE		SOLE		
Register.com	Common	75914G101	2,250	383,999	SH		SOLE		SOLE		
Ashanti Goldfields	Common	043743202	3,834	481,000	SH		SOLE		SOLE		
Charter Comm.	Common	16117M107	648	163,350	SH		SOLE		SOLE		
Citigroup, Inc.	Common	172967101	16,345	381,900	SH		SOLE		SOLE		
Citigroup, Inc.	Common	172967101	4,280	100,000	SH	CALL	SOLE				NONE
Comcast Corp CL A	Common	20030N101	22,973	761,192	SH		SOLE		SOLE		
Comcast Corp CL A	Common	20030N200	10,598	367,600	SH		SOLE		SOLE		
General Motors H	Common	370442832	3,767	294,100	SH		SOLE		SOLE		
Gucci Group NV	Common	401566104	77,547	791,300	SH		SOLE		SOLE		
Idec Pharmaceuticals	Common	449370105	17,513	515,100	SH		SOLE		SOLE		
Loews Corporation	Common	540424108	25,485	538,900	SH		SOLE		SOLE		

CONFIDENTIAL TREATMENT REQUESTED

FORM 13F INFORMATION TABLE

COLUMN 1	COLUMN 2	COLUMN 3	COLUMN 4	COLUMN 5			COLUMN 6	COLUMN 7	COLUMN 8		
									VOTING AUTHORITY		
NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE (x$1000)	SHRS OR PRN AMT	SH/ PRN	PUT/ CALL	INVESTMENT DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
Neuberger Berman	Common	641234109	5,803	145,400	SH		SOLE		SOLE		
Peoplesoft, Inc.	Common	712713106	15,140	861,200	SH		SOLE		SOLE		
Peoplesoft, Inc.	Common	712713106	5,274	300,000	SH	CALL	SOLE				NONE
Pfizer, Inc.	Common	717081103	59,489	1,741,980	SH		SOLE		SOLE		
Playtex Products	Common	72813P100	1,342	209,000	SH		SOLE		SOLE		
Rotech Healthcare, Inc.	Common	778669101	6,396	292,050	SH		SOLE		SOLE		
SPX Corp	Common	784635104	6,054	137,400	SH		SOLE		SOLE		
Travelers Pty Cas Cl B	Common	89420G406	7,199	456,478	SH		SOLE		SOLE		
Wiltel Comm.	Common	972487102	5,579	378,463	SH		SOLE		SOLE		